Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB TRUST
Entity Central Index Key	0001129870
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028751
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Advisor Class
Trading Symbol	ABVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 1000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$10,472	$10,806	$11,202
11/17	$11,835	$13,277	$12,863
11/18	$11,561	$14,111	$13,243
11/19	$12,073	$16,384	$14,744
11/20	$12,017	$19,244	$14,998
11/21	$15,138	$24,617	$18,334
11/22	$15,692	$22,350	$18,779
11/23	$16,880	$25,443	$19,033
11/24	$22,248	$34,066	$24,660
11/25	$23,841	$39,175	$26,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	7.16%	14.69%	9.08%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 452,618,253
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,055,428
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Material Fund Change [Text Block]
C000028748
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class A
Trading Symbol	ABVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
11/15	$9,572	$10,000	$10,000
11/16	$9,997	$10,806	$11,202
11/17	$11,265	$13,277	$12,863
11/18	$10,981	$14,111	$13,243
11/19	$11,435	$16,384	$14,744
11/20	$11,348	$19,244	$14,998
11/21	$14,262	$24,617	$18,334
11/22	$14,746	$22,350	$18,779
11/23	$15,829	$25,443	$19,033
11/24	$20,802	$34,066	$24,660
11/25	$22,235	$39,175	$26,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.89%	14.40%	8.79%
Class A (with sales charges)	2.36%	13.41%	8.32%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 452,618,253
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,055,428
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Material Fund Change [Text Block]
C000028750
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class C
Trading Symbol	ABVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.64%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 1000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$10,364	$10,806	$11,202
11/17	$11,591	$13,277	$12,863
11/18	$11,217	$14,111	$13,243
11/19	$11,594	$16,384	$14,744
11/20	$11,416	$19,244	$14,998
11/21	$14,241	$24,617	$18,334
11/22	$14,614	$22,350	$18,779
11/23	$15,570	$25,443	$19,033
11/24	$20,310	$34,066	$24,660
11/25	$21,544	$39,175	$26,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	6.08%	13.54%	7.98%
Class C (with sales charges)	5.12%	13.54%	7.98%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 452,618,253
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,055,428
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Material Fund Change [Text Block]
C000028754
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class I
Trading Symbol	ABVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 1000 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$10,481	$10,806	$11,202
11/17	$11,839	$13,277	$12,863
11/18	$11,582	$14,111	$13,243
11/19	$12,095	$16,384	$14,744
11/20	$12,042	$19,244	$14,998
11/21	$15,169	$24,617	$18,334
11/22	$15,724	$22,350	$18,779
11/23	$16,924	$25,443	$19,033
11/24	$22,300	$34,066	$24,660
11/25	$23,900	$39,175	$26,448

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	7.18%	14.69%	9.10%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 1000 Value Index	7.25%	12.01%	10.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 452,618,253
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,055,428
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Material Fund Change [Text Block]
C000254617
Shareholder Report [Line Items]
Fund Name	AB Large Cap Value Fund
Class Name	Class Z
Trading Symbol	ABVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Large Cap Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABVZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily shaped by strong individual stock selection, which contributed positively, while sector allocation had a slight negative effect. Positive performance was driven by select technology and industrial holdings that benefited from favorable trends and company-specific developments. However, these gains were offset by challenges in certain health care, financial and consumer stocks that faced headwinds during the period. Overall, the Fund’s performance reflected both the benefits and challenges of active management across different sectors and individual holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 1000 Value Index
10/24	$10,000	$10,000	$10,000
11/24	$10,802	$10,589	$10,563
11/25	$11,581	$12,178	$11,329

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 10/1/24
Class Z	7.21%	13.43%
S&P 500 Index	15.00%	18.44%
Russell 1000 Value Index	7.25%	11.31%

Performance Inception Date	Oct. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 452,618,253
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,055,428
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$452,618,253
# of Portfolio Holdings	61
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$2,055,428

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	19.9%
Health Care	13.8%
Industrials	12.4%
Information Technology	9.9%
Consumer Discretionary	8.4%
Communication Services	8.3%
Consumer Staples	7.8%
Energy	5.5%
Materials	5.1%
Utilities	4.5%
Real Estate	4.3%
Short-Term Investments	0.1%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Alphabet, Inc. - Class C	$18,537,509	4.1%
Walmart, Inc.	$15,942,172	3.5%
Bank of America Corp.	$15,547,985	3.4%
RTX Corp.	$15,091,934	3.4%
Lam Research Corp.	$13,714,740	3.0%
Merck & Co., Inc.	$12,614,613	2.8%
Wells Fargo & Co.	$12,089,483	2.7%
Exxon Mobil Corp.	$12,004,907	2.7%
Walt Disney Co. (The)	$11,973,202	2.6%
American Electric Power Co., Inc.	$11,816,693	2.6%
Total	$139,333,238	30.8%

Material Fund Change [Text Block]
C000028758
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Advisor Class
Trading Symbol	ABYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.83%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,683	$10,806	$11,615
11/17	$13,231	$13,277	$13,132
11/18	$12,921	$14,111	$12,991
11/19	$13,287	$16,384	$13,859
11/20	$13,178	$19,244	$14,001
11/21	$18,022	$24,617	$18,188
11/22	$16,800	$22,350	$17,682
11/23	$16,923	$25,443	$17,457
11/24	$22,202	$34,066	$23,063
11/25	$21,116	$39,175	$24,006

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	-4.89%	9.89%	7.76%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,307,640,682
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 17,278,928
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Material Fund Change [Text Block]
C000028755
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class A
Trading Symbol	ABASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.08%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Value Index
11/15	$9,573	$10,000	$10,000
11/16	$11,159	$10,806	$11,615
11/17	$12,602	$13,277	$13,132
11/18	$12,279	$14,111	$12,991
11/19	$12,595	$16,384	$13,859
11/20	$12,458	$19,244	$14,001
11/21	$16,997	$24,617	$18,188
11/22	$15,810	$22,350	$17,682
11/23	$15,880	$25,443	$17,457
11/24	$20,782	$34,066	$23,063
11/25	$19,716	$39,175	$24,006

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	-5.13%	9.62%	7.49%
Class A (with sales charges)	-9.16%	8.66%	7.02%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,307,640,682
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 17,278,928
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Material Fund Change [Text Block]
C000028757
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class C
Trading Symbol	ABCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.84%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,569	$10,806	$11,615
11/17	$12,970	$13,277	$13,132
11/18	$12,541	$14,111	$12,991
11/19	$12,771	$16,384	$13,859
11/20	$12,536	$19,244	$14,001
11/21	$16,973	$24,617	$18,188
11/22	$15,666	$22,350	$17,682
11/23	$15,622	$25,443	$17,457
11/24	$20,296	$34,066	$23,063
11/25	$19,104	$39,175	$24,006

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	-5.88%	8.79%	6.69%
Class C (with sales charges)	-6.68%	8.79%	6.69%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,307,640,682
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 17,278,928
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At meetings held on August 5-6, 2025, the Board of Trustees approved a reverse share split for Class C Shares of the Fund. The reverse share split was completed on October 20, 2025, resulting in a 1 for 1.307 ratio. For more information on the reverse share split, please see the supplement to the Fund's statutory prospectus dated August 7, 2025.

C000028761
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class I
Trading Symbol	ABSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.91%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,685	$10,806	$11,615
11/17	$13,236	$13,277	$13,132
11/18	$12,925	$14,111	$12,991
11/19	$13,288	$16,384	$13,859
11/20	$13,183	$19,244	$14,001
11/21	$18,023	$24,617	$18,188
11/22	$16,795	$22,350	$17,682
11/23	$16,908	$25,443	$17,457
11/24	$22,173	$34,066	$23,063
11/25	$21,068	$39,175	$24,006

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	-4.99%	9.83%	7.74%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,307,640,682
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 17,278,928
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Material Fund Change [Text Block]
C000135456
Shareholder Report [Line Items]
Fund Name	AB Discovery Value Fund
Class Name	Class Z
Trading Symbol	ABSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Discovery Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABSZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.81%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund underperformed the Russell 2500 Value Index (the “benchmark”), before sales charges. The Fund’s results reflected a combination of security selection and sector allocation effects, with security selection in several holdings acting as the primary driver of relative performance. Throughout the year, the Fund experienced periods of both outperformance and underperformance versus the benchmark, shaped by market volatility and shifting sector dynamics. Leading contributors to performance included favorable security selection in real estate and consumer staples, as well as overweight positions in technology and health care. In contrast, security selection within industrials and materials, along with an overweight in consumer staples and an underweight in utilities, as well as certain underperforming holdings, were the main detractors. Overall, the Fund’s active management approach navigated a challenging market environment, though net results for shareholders were below the benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2500 Value Index
11/15	$10,000	$10,000	$10,000
11/16	$11,693	$10,806	$11,615
11/17	$13,255	$13,277	$13,132
11/18	$12,957	$14,111	$12,991
11/19	$13,332	$16,384	$13,859
11/20	$13,237	$19,244	$14,001
11/21	$18,103	$24,617	$18,188
11/22	$16,888	$22,350	$17,682
11/23	$17,017	$25,443	$17,457
11/24	$22,333	$34,066	$23,063
11/25	$21,238	$39,175	$24,006

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	-4.90%	9.92%	7.82%
S&P 500 Index	15.00%	15.28%	14.63%
Russell 2500 Value Index	4.09%	11.39%	9.15%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,307,640,682
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 17,278,928
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,307,640,682
# of Portfolio Holdings	93
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net)	$17,278,928

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	23.1%
Financials	19.2%
Health Care	9.7%
Information Technology	9.3%
Real Estate	8.4%
Consumer Discretionary	7.8%
Materials	6.3%
Energy	5.0%
Consumer Staples	4.6%
Utilities	3.9%
Communication Services	1.9%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Tenet Healthcare Corp.	$41,173,363	1.8%
TechnipFMC PLC	$40,678,556	1.8%
Jones Lang LaSalle, Inc.	$40,537,983	1.8%
IDACORP, Inc.	$39,688,314	1.7%
Reliance, Inc.	$38,297,565	1.7%
Hanover Insurance Group, Inc. (The)	$37,248,049	1.5%
BJ's Wholesale Club Holdings, Inc.	$35,421,187	1.5%
Globus Medical, Inc. - Class A	$34,936,782	1.5%
Bio-Techne Corp.	$34,272,873	1.5%
Laureate Education, Inc.	$34,096,203	1.5%
Total	$376,350,875	16.3%

Material Fund Change [Text Block]
C000028765
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Advisor Class
Trading Symbol	ABIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$109	0.93%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EAFE Index (net)
11/15	$10,000	$10,000
11/16	$9,574	$9,634
11/17	$12,071	$12,262
11/18	$10,150	$11,288
11/19	$10,629	$12,692
11/20	$10,557	$13,501
11/21	$11,805	$14,955
11/22	$11,275	$13,438
11/23	$12,389	$15,099
11/24	$13,955	$16,893
11/25	$18,613	$21,033

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	33.37%	12.01%	6.41%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 125,240,978
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 340,966
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%

C000028762
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class A
Trading Symbol	ABIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.18%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI EAFE Index (net)
11/15	$9,577	$10,000
11/16	$9,147	$9,634
11/17	$11,505	$12,262
11/18	$9,641	$11,288
11/19	$10,072	$12,692
11/20	$9,986	$13,501
11/21	$11,136	$14,955
11/22	$10,603	$13,438
11/23	$11,626	$15,099
11/24	$13,065	$16,893
11/25	$17,381	$21,033

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	33.04%	11.72%	6.14%
Class A (with sales charges)	27.42%	10.75%	5.68%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 125,240,978
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 340,966
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%

C000028764
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class C
Trading Symbol	ABICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABICX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.93%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI EAFE Index (net)
11/15	$10,000	$10,000
11/16	$9,478	$9,634
11/17	$11,837	$12,262
11/18	$9,852	$11,288
11/19	$10,213	$12,692
11/20	$10,042	$13,501
11/21	$11,116	$14,955
11/22	$10,504	$13,438
11/23	$11,430	$15,099
11/24	$12,751	$16,893
11/25	$16,836	$21,033

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	32.04%	10.89%	5.35%
Class C (with sales charges)	31.04%	10.89%	5.35%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 125,240,978
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 340,966
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%

C000028768
Shareholder Report [Line Items]
Fund Name	AB International Value Fund
Class Name	Class I
Trading Symbol	AIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Value Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AIVIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2025, the Fund outperformed the MSCI EAFE Index (net) (the “benchmark”). Security selection was the primary contributor to relative performance, as the Fund benefited from strong results across several holdings and sectors, most notably within technology, financials, materials, industrials and health care, which more than offset the impact of positions that detracted from returns. Sector allocation had a modestly negative effect, and currency movements also presented a slight headwind, with the most notable detractors arising in consumer discretionary, communication services and select materials exposures. Despite these factors, the Fund’s overall results were robust, with notable periods of outperformance during several months of the year.

During the 12-month period, the Fund utilized derivatives in the form of forwards for hedging purposes, which added to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index (net)
11/15	$10,000	$10,000
11/16	$9,602	$9,634
11/17	$12,138	$12,262
11/18	$10,224	$11,288
11/19	$10,722	$12,692
11/20	$10,654	$13,501
11/21	$11,909	$14,955
11/22	$11,369	$13,438
11/23	$12,502	$15,099
11/24	$14,079	$16,893
11/25	$18,750	$21,033

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	33.18%	11.97%	6.49%
MSCI EAFE Index (net)	24.50%	9.27%	7.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 125,240,978
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 340,966
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$125,240,978
# of Portfolio Holdings	63
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net)	$340,966

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	18.3%
Industrials	17.8%
Health Care	13.3%
Consumer Discretionary	9.3%
Communication Services	6.9%
Materials	6.7%
Information Technology	6.0%
Energy	5.7%
Consumer Staples	5.0%
Utilities	3.4%
Real Estate	3.0%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Japan	23.4%
United Kingdom	11.3%
France	9.3%
United States	7.7%
Spain	5.4%
Italy	5.1%
Germany	4.7%
Netherlands	4.5%
Switzerland	3.5%
Denmark	3.3%
Hong Kong	3.1%
Australia	2.6%
Belgium	2.0%
Chile	1.9%
Others	7.6%
Short-Term Investments	4.4%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Roche Holding AG	$4,366,227	3.5%
Shell PLC	$4,300,198	3.4%
Airbus SE	$3,048,328	2.4%
Banco Bilbao Vizcaya Argentaria SA	$2,647,843	2.1%
Anheuser-Busch InBev SA/NV	$2,548,419	2.1%
CRH PLC	$2,543,752	2.0%
Industria de Diseno Textil SA	$2,520,194	2.0%
Resona Holdings, Inc.	$2,510,454	2.0%
Sony Group Corp.	$2,464,861	2.0%
Haleon PLC	$2,444,013	2.0%
Total	$29,394,289	23.5%